DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Inflation rate for preset value (percent)	2.30%
Reconciliation of changes in other provisions [abstract]
Balance at December 31	$ 426	$ 336
Reimbursement rights	$ 20	$ 5
Decommissioning provision
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	50 years
Inflation rate for preset value (percent)		2.30%
Reconciliation of changes in other provisions [abstract]
Balance at January 1	$ 342	$ 261
Unwinding of discount rate	20	16
Change in rates	49	65
Acquisition (Note 5)	52	0
Disposition	(17)	0
Change in cost estimates and other	(14)	0
Total	432	342
Current portion of provision	6	6
Balance at December 31	$ 426	$ 336
Decommissioning provision | Minimum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	1 year
Risk-free rate for preset value (percent)	4.60%	5.00%
Decommissioning provision | Maximum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	83 years
Risk-free rate for preset value (percent)	5.50%	5.80%